PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation	$ 18	$ 21
Proceeds from sale of property and equipment cost	3
Accumulated depreciation, sale of property and equipment	$ 3